Commitments and Contingency (Details)		12 Months Ended
	Apr. 15, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 ILS (₪)	Mar. 31, 2017 USD ($)
Commitments and Contingencie (Textual)
Lease expiration year, description		Expired in May 2017, it was renewed and to expire in May 2020.	Expired in May 2017, it was renewed and to expire in May 2020.
Lease term		3 years	3 years
Future minimum lease payment, Current year		$ 77,000
Future minimum lease payment, Second year		77,000
Future minimum lease payment, Third year		32,000
Japan office [Member]
Commitments and Contingencie (Textual)
Lease rental expenses		55,043
Future minimum lease payment, Current year		$ 18,700
Consumption tax rate description		The 8% Japan consumption tax.	The 8% Japan consumption tax.
Asia Sat [Member]
Commitments and Contingencie (Textual)
Debt amount							$ 8,013,495
Total future payments							7,411,616
Deposit							775,000
Wrongly recorded payable balance							$ 1,376,879
California [Member]
Commitments and Contingencie (Textual)
Lease rental expenses		$ 71,152		$ 62,472	$ 39,045
Taiwan [Member]
Commitments and Contingencie (Textual)
Lease expiration year, description		Expiring October 31, 2018	Expiring October 31, 2018
Lease rental expenses		$ 8,000	₪ 236,250
Total future payments		$ 80,000				₪ 2,362,500
Satellites service agreement [Member]
Commitments and Contingencie (Textual)
Lease effective date		Mar. 15, 2017	Mar. 15, 2017
Prepay outstanding amount	$ 285,300
Deposit	$ 95,100